Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 11 – SHARE-BASED COMPENSATION

A.	General

The Company grants options and RSUs under the 2006 Plan and the 2015 Equity Incentive Plan (including the 2015 U.S. Sub-Plan). No new options or RSUs were granted during 2025 or 2024. As of December 31, 2025, the same number of options and RSUs remain outstanding as at December 31, 2024, with no forfeitures or exercises occurring in 2025.

B.	Details of share-based grants

The last options were granted on March 30, 2023 (903 options at $2.82 exercise price). The last RSUs were granted in 2022. No share-based grants were made in 2024 or 2025.

C.	Options Fair Value – Black-Scholes parameters

The parameters used in applying the Black-Scholes model are as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Expected volatility	No grants	-	117%
Risk-free rate	No grants	-	3.6%
Dividend yield	No grants	-	0%
Expected term (years)	No grants	-	6.08
Share price	No grants	-	$1.43

D.	Effect of share-based compensation on statements of operations

	2025	2024	2023
Research and development, net	–	–	$(144)
General and administrative, net	$(12)	$12	$87
Total	$(12)	$12	$(57)

E.	Option activity

Year ended December 31, 2025:

	Number	Wtd. Avg. Exercise Price ($)	Wtd. Avg. Remaining Life (yrs)	Aggregate Intrinsic Value ($000s)
Options outstanding – beginning of year	102,288	$47.13	7.34	–
Options granted	–	–
Options forfeited	–	–
Options exercised	–	–
Options outstanding – end of year	102,288	$47.13	6.34	–
Options exercisable – end of year	55,286	$66.01	5.87	–

Year ended December 31, 2024:

	Number	Wtd. Avg. Exercise Price ($)	Wtd. Avg. Remaining Life (yrs)	Aggregate Intrinsic Value ($000s)
Options outstanding – beginning of year	102,288	$35.35	8.59	–
Options granted	–	–
Options forfeited	–	–
Options exercised	–	–
Options outstanding – end of year	102,288	$47.13	7.34	–
Options exercisable – end of year	55,286	$66.01	6.87	–

(1)	Weighted average grant date fair values: 2023: $1.17; 2022: $4.50; 2021: $15.70. No options granted in 2025 or 2024.

(2)	As of December 31, 2025, all outstanding options (102,288 at $47.13 average exercise price) are out of the money.
F.	RSU activity

	2025	2024	2023
Unvested – beginning of year	2,967	2,967	19,703
Granted	–	–	–
Vested	–	–	(6,092)
Forfeited	–	–	(10,644)
Unvested – end of year	2,967	2,967	2,967

(3)	No RSUs were granted in 2025 or 2024. Weighted average grant date fair value of RSUs awarded during 2022 was $9.20.

(4)	As of December 31, 2025, unrecognized compensation cost related to non-vested arrangements is approximately $– (all prior grants are fully vested or their remaining cost is immaterial).